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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Bond Fund
NYSE: VBF

2	Fund Performance

2	Portfolio Management Update

3	Dividend Reinvestment Plan

4	Schedule of Investments

18	Financial Statements

20	Notes to Financial Statements

27	Financial Highlights

28	Approval of Investment Advisory and Sub-Advisory Contracts

30	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/13 to 8/31/13

Fund at NAV	-3.09%
Fund at Market Value	-13.70
Barclays Baa U.S. Corporate Bond Index▼	-3.11

Market Price Discount to NAV as of 8/31/13	-12.14

Source: ▼Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Baa U.S. Corporate Bond Index is the Baa component of the Barclays U.S. Corporate Investment Grade Index. The Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment-grade debt securities.

The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Bond Fund:

Matt Brill, Chartered Financial Analyst, portfolio manager, is manager of Invesco Bond Fund. He has been associated with Invesco and/or its affiliates since 2013 and has managed the Fund since 2013. Mr. Brill was employed by ING Investment Management from 2001 to 2013. He graduated magna cum laude with a BA in economics from Washington and Lee University.

Chuck Burge, portfolio manager, is manager of Invesco Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 2002 and began managing the Fund in 2010. Mr. Burge earned a BS in economics from Texas A&M University and an MBA in finance and accounting from Rice University.

Darren Hughes, Chartered Financial Analyst, portfolio manager, is manager of Invesco Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 1992 and began managing the Fund in 2012. Mr. Hughes earned a BBA in finance and economics from Baylor University.

Michael Hyman, portfolio manager, is manager of Invesco Bond Fund. He has been associated with Invesco and/or its affiliates since 2013 and began managing the Fund in 2013. Mr. Hyman was employed by ING Investment Management from 2001 to 2013. He earned a BSE in finance from Pennsylvania State University and an MBA from the Stern School of Business at New York University.

Scott Roberts, Chartered Financial Analyst, portfolio manager, is manager of Invesco Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 2000 and began managing the Fund in 2012. Mr. Roberts earned a BBA in finance from the University of Houston.

NYSE Symbol		VBF
2	Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

Schedule of Investments(a)

August 31, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–90.03%
Advertising–1.15%
Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$1,200,000	$1,171,738
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	260,000	250,821
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	1,080,000	1,154,787
		2,577,346

Aerospace & Defense–0.96%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	565,000	562,175
Bombardier Inc. (Canada), Sr. Unsec. Notes,
5.75%, 03/15/22(b)	30,000	29,325
6.13%, 01/15/23(b)	22,000	21,615
7.75%, 03/15/20(b)	90,000	99,900
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	55,000	51,838
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	114,000	120,270
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	55,000	59,606
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	68,000	73,780
L3 Communications Corp., Sr. Unsec. Gtd. Notes, 4.75%, 07/15/20	1,000,000	1,039,492
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	40,000	40,050
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	35,000	34,125
Sr. Unsec. Gtd. Sub. Notes, 7.50%, 07/15/21(b)	35,000	36,925
		2,169,101

Agricultural Products–0.15%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	300,000	341,567

Airlines–3.08%
Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	25,000	24,250
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sr. Sec. Pass Through Ctfs., 7.10%, 04/02/21	319,423	339,586
American Airlines Pass Through Trust,
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	678,039	701,770
Series 2013-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 01/15/23(b)	360,000	359,100

	Principal Amount	Value
Airlines–(continued)
British Airways PLC (United Kingdom), Sec. Pass Through Ctfs., 5.63%, 06/20/20(b)	$30,000	$30,627
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	15,178	15,453
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	573,258	584,544
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.25%, 04/11/20	2,000,000	2,066,250
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	130,000	132,113
Delta Air Lines Pass Through Trust,
Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	424,670	465,411
Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	410,658	439,917
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	593,040	628,993
Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	805,000	742,109
United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 02/15/27	280,000	274,925
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	55,000	55,688
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	56,581	55,803
		6,916,539

Alternative Carriers–0.16%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	50,000	54,875
Level 3 Communications Inc., Sr. Unsec. Global Notes,
8.88%, 06/01/19	30,000	32,025
11.88%, 02/01/19	60,000	68,850
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes,
7.00%, 06/01/20	85,000	86,062
8.13%, 07/01/19	25,000	26,438
8.63%, 07/15/20	40,000	42,900
9.38%, 04/01/19	35,000	38,325
		349,475

Apparel Retail–0.04%
L Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	20,000	20,125
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	74,550
		94,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Bond Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.17%
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$170,000	$174,250
Levi Strauss & Co., Sr. Unsec. Global Notes,
6.88%, 05/01/22	10,000	10,700
7.63%, 05/15/20	160,000	172,800
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	10,000	9,337
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	14,000	14,105
		381,192

Application Software–0.02%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	55,000	52,663

Asset Management & Custody Banks–1.05%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	80,000	79,400
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes,
4.75%, 02/15/23(b)	1,190,000	1,238,363
6.25%, 08/15/42(b)	490,000	512,731
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	575,000	533,111
		2,363,605

Auto Parts & Equipment–0.07%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	90,000	95,850
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes,
6.25%, 03/15/21	35,000	35,787
6.63%, 10/15/22	30,000	30,825
		162,462

Automobile Manufacturers–2.13%
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,500,000	1,326,524
Ford Motor Credit Co. LLC,
Sr. Unsec. Global Notes, 4.38%, 08/06/23	750,000	732,194
Sr. Unsec. Notes,
3.00%, 06/12/17	1,000,000	1,008,361
4.25%, 09/20/22	1,200,000	1,168,212
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	550,000	544,893
		4,780,184

Automotive Retail–0.72%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,540,000	1,615,838

Biotechnology–0.37%
Celgene Corp., Sr. Unsec. Global Notes, 5.25%, 08/15/43	845,000	838,257

	Principal Amount	Value
Broadcasting–1.63%
Clear Channel Worldwide Holdings Inc.,
Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	$15,000	$14,925
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	40,000	40,100
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	105,000	105,787
COX Communications Inc., Sr. Unsec. Notes,
4.70%, 12/15/42(b)	1,000,000	814,216
6.25%, 06/01/18(b)	1,300,000	1,466,326
8.38%, 03/01/39(b)	305,000	364,348
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	815,000	752,902
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	95,000	95,475
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	4,916
		3,658,995

Building Products–0.49%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	185,000	184,075
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	126,562
Nortek Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	158,000	171,825
10.00%, 12/01/18	40,000	44,000
Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	415,000	401,232
USG Corp.,
Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	65,000	71,825
Sr. Unsec. Notes, 9.75%, 01/15/18	95,000	109,963
		1,109,482

Cable & Satellite–4.64%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	45,000	42,863
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	860,000	818,147
5.70%, 05/15/18	1,545,000	1,790,918
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	691,669
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	295,000	292,735
5.15%, 03/15/42	1,305,000	1,122,212
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.00%, 03/15/23	75,000	69,750
5.13%, 05/01/20	90,000	87,525
5.88%, 07/15/22	50,000	49,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	$50,000	$52,875
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	15,000	16,200
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	55,000	58,987
7.50%, 04/01/21	45,000	48,825
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	105,000	105,262
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
7.75%, 06/01/21(b)	80,000	82,800
8.13%, 06/01/23(b)	40,000	42,000
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	210,000	236,588
5.95%, 04/01/41	1,355,000	1,532,508
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Deb., 6.55%, 05/01/37	310,000	299,390
Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	685,000	764,939
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	350,000	353,932
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	95,000	99,987
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes,
5.25%, 01/15/21	420,000	419,683
6.50%, 01/15/18	1,290,000	1,356,397
		10,435,379

Casinos & Gaming–0.42%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/20	105,000	113,137
9.13%, 12/01/18	15,000	16,425
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes,
10.00%, 12/15/15	15,000	13,013
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	75,000	72,375
9.00%, 02/15/20	20,000	19,300
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	82,437	89,341
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	5,150
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	215,000	219,300
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	100,000	107,000

	Principal Amount	Value
Casinos & Gaming–(continued)
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$55,000	$59,263
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	67,000	71,522
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	52,000	52,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes,
5.38%, 03/15/22	90,000	88,256
7.75%, 08/15/20	15,000	16,800
		942,882

Coal & Consumable Fuels–0.12%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	145,000	154,062
Peabody Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	66,000	65,835
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	60,000	59,850
		279,747

Communications Equipment–0.07%
Avaya Inc., Sec. Gtd. Notes,
10.50%, 03/01/21(b)	20,000	15,400
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	115,000	105,369
9.00%, 04/01/19(b)	37,000	35,520
		156,289

Computer & Electronics Retail–0.05%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	105,000	110,381

Computer Storage & Peripherals–0.07%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	90,000	97,650
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	70,000	64,750
		162,400

Construction & Engineering–0.35%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	111,038
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	155,000	161,975
URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	500,000	510,237
		783,250

Construction & Farm Machinery & Heavy Trucks–0.16%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	45,000	51,862
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	62,000	62,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Bond Fund

	Principal Amount	Value
Construction & Farm Machinery & Heavy Trucks–(continued)
Manitowoc Co. Inc. (The),
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	$50,000	$49,625
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	40,000	44,500
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	94,000	94,000
Terex Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	15,000	15,150
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	5,000	5,213
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	25,000	26,562
		349,067

Construction Materials–0.07%
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	15,000	15,863
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	130,000	142,675
		158,538

Consumer Finance–0.72%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	265,000	299,450
8.00%, 03/15/20	15,000	17,362
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	500,000	496,589
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	796,113
		1,609,514

Containers & Glass Products–0.05%
Reynolds Group Holdings Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	105,000	104,475

Data Processing & Outsourced Services–0.41%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	340,000	332,495
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	125,000	134,062
First Data Corp., Sec. Gtd. Notes,
8.25%, 01/15/21(b)	206,000	211,665
Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	101,000	103,273
7.38%, 06/15/19(b)	45,000	46,800
Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	36,000	35,910
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	20,000	18,800
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	30,000	27,375
		910,380

	Principal Amount	Value
Distillers & Vintners–0.27%
Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	$60,000	$68,550
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	505,000	534,037
		602,587

Diversified Banks–6.21%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	555,000	568,710
Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	369,082
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	1,100,000	1,108,939
Hana Bank (South Korea), Sr. Unsec. Notes,
4.25%, 06/14/17(b)	500,000	525,737
4.50%, 10/30/15(b)	1,075,000	1,138,342
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,080,000	1,180,719
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	957,000	1,098,904
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	500,000	503,915
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	606,201
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(b)	990,000	1,026,143
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	585,271
National Australia Bank (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 03/09/15	460,000	468,905
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	495,000	479,233
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	210,000	271,379
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(c)	25,000	21,062
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Sr. Unsec. Global Notes, 6.40%, 10/21/19	260,000	292,062
Unsec. Sub. Notes,
6.13%, 12/15/22	50,000	48,090
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes,
2.99%, 10/07/13(b)	500,000	500,937
3.72%, 01/20/15(b)	800,000	798,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	$700,000	$746,744
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	350,000	321,998
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	915,000	959,735
6.55%, 10/13/20(b)	325,000	335,008
		13,955,752

Diversified Capital Markets–1.05%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23	1,680,000	1,690,080
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	573,000	659,929
		2,350,009

Diversified Chemicals–0.37%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	890,000	818,604
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	9,500
		828,104

Diversified Metals & Mining–2.15%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	816,672
BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	1,000,000	1,186,665
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(b)	35,000	34,737
8.25%, 11/01/19(b)	140,000	149,100
Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	800,000	715,377
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	820,000	778,191
Southern Copper Corp., Sr. Unsec. Global Notes,
5.25%, 11/08/42	750,000	583,581
5.38%, 04/16/20	230,000	241,479
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	104,376
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	28,000	22,260
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.55%, 10/25/42(b)	250,000	209,195
		4,841,633

Diversified REIT’s–0.26%
Qatari Diar Finance Co. (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	545,000	590,185

	Principal Amount	Value
Drug Retail–1.35%
CVS Pass Through Trust,
Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	$1,229,573	$1,349,839
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	1,583,695	1,695,748
		3,045,587

Electric Utilities–0.86%
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	650,000	726,063
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	370,000	327,392
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	350,000	392,046
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	500,000	494,008
		1,939,509

Electrical Components & Equipment–0.02%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	40,000	39,000

Electronic Components–0.70%
Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	1,600,000	1,574,653

Electronic Manufacturing Services–0.04%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	90,000	94,725

Environmental & Facilities Services–0.01%
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	25,000	24,438

Forest Products–0.02%
Boise Cascade Co.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	30,000	31,125
Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	17,000	17,638
		48,763

Gas Utilities–0.13%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	58,300
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	85,000	85,425
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes, 7.38%, 08/01/21	27,000	28,553
Sr. Unsec. Notes,
7.38%, 03/15/20	115,000	122,762
		295,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Bond Fund

	Principal Amount	Value
General Merchandise Stores–0.46%
Dollar General Corp., Sr. Unsec. Global Notes,
1.88%, 04/15/18	$640,000	$615,647
3.25%, 04/15/23	450,000	409,669
		1,025,316

Gold–1.66%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	750,000	638,286
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	30,000	28,800
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	796,203
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	700,000	605,376
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	360,000	277,805
Newmont Mining Corp.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/42	1,195,000	927,476
Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	450,855
		3,724,801

Health Care Equipment–0.44%
Biomet Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	50,000	50,125
Biomet, Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	15,000	15,450
Boston Scientific Corp., Sr. Unsec. Global Notes, 4.13%, 10/01/23	838,000	821,776
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	5,000	4,944
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	65,000	65,813
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	40,000	41,800
		999,908

Health Care Facilities–0.15%
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	70,000	70,525
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	60,000	62,250
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	90,000	88,425
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 4.75%, 06/01/20	5,000	4,756
Sr. Unsec. Global Notes, 6.75%, 02/01/20	45,000	44,550
8.00%, 08/01/20	55,000	57,338
		327,844

	Principal Amount	Value
Health Care Services–0.03%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	$55,000	$57,888

Home Improvement Retail–0.03%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	70,000	75,425

Homebuilding–0.77%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 02/01/23	35,000	35,350
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	30,000	31,688
DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/15/23	40,000	36,600
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	63,750
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	95,000	98,087
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	20,000	21,175
11.88%, 10/15/15	10,000	11,400
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	62,000	67,503
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	61,000	56,196
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	69,712
MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,205,000	1,074,241
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	40,000	43,200
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	55,000	51,081
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	51,000	56,100
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	20,000	20,350
		1,736,433

Hotels, Resorts & Cruise Lines–0.14%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes,
5.25%, 11/15/22	260,000	254,800
7.50%, 10/15/27	60,000	65,100
		319,900

Household Products–0.02%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	51,000	49,406

Housewares & Specialties–0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	44,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Bond Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.08%
AES Corp. (The),
Sr. Unsec. Global Notes, 7.38%, 07/01/21	$65,000	$71,337
Sr. Unsec. Global Notes, 8.00%, 10/15/17	5,000	5,781
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes,
6.63%, 03/15/23	15,000	14,963
7.63%, 01/15/18	29,000	32,263
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	53,307	57,105
		181,449

Industrial Conglomerates–1.65%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	320,000	359,711
Class C, Jr. Unsec. Sub. Global Notes, 5.25%, 12/31/49(c)	1,000,000	926,500
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	2,290,000	2,415,950
		3,702,161

Industrial Machinery–0.59%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	30,000	30,225
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes,
3.15%, 09/15/22	605,000	549,723
5.00%, 05/15/21	710,000	746,190
		1,326,138

Industrial REIT’s–0.25%
ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	576,000	566,203

Integrated Oil & Gas–0.94%
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	265,000	275,600
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	960,000	1,006,409
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.40%, 08/12/23	838,000	825,366
		2,107,375

Integrated Telecommunication Services–2.71%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	118,966
AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	655,000	650,305
2.95%, 05/15/16	370,000	386,507
4.45%, 05/15/21	190,000	201,110
6.15%, 09/15/34	500,000	546,582

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Deutsche Telekom International Finance B.V. (Germany),
Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	$440,000	$616,303
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	175,321
Sr. Unsec. Gtd. Notes, 4.88%, 03/06/42(b)	1,000,000	955,511
6.75%, 08/20/18	225,000	268,606
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.25%, 02/21/23(b)	830,000	747,145
3.38%, 10/14/16(b)	315,000	327,924
4.75%, 02/16/21(b)	200,000	208,704
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	898,608
		6,101,592

Internet Software & Services–0.66%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	730,000	711,528
Bankrate Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	24,000	23,940
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	75,937
Equinix Inc., Sr. Unsec. Notes,
5.38%, 04/01/23	55,000	52,663
7.00%, 07/15/21	550,000	591,250
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	20,000	18,675
		1,473,993

Investment Banking & Brokerage–3.49%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%,(c)	1,165,000	1,264,025
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
3.63%, 01/22/23	1,225,000	1,151,152
5.25%, 07/27/21	565,000	603,650
5.75%, 01/24/22	230,000	252,898
Unsec. Sub. Global Notes, 6.75%, 10/01/37	310,000	320,986
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	1,095,000	1,151,110
7.63%, 08/13/19(b)	498,000	574,026
Morgan Stanley,
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,000,000	1,045,740
Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	1,195,000	1,097,261
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	389,707
		7,850,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Bond Fund

	Principal Amount	Value
Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	$35,000	$33,425
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	20,000	21,250
		54,675

Life & Health Insurance–4.14%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	1,071,213
MetLife Inc.,
Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	785,000	1,169,650
Sr. Unsec. Global Notes, 4.13%, 08/13/42	390,000	345,536
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,760,941
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	1,150,000	1,279,019
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	645,000	793,276
Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,546,020
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	820,000	882,344
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	390,000	468,291
		9,316,290

Managed Health Care–0.70%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	435,000	461,690
Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	405,000	360,548
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	750,000	755,304
		1,577,542

Marine–0.01%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	20,000	20,850

Movies & Entertainment–1.29%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	63,000	59,220
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	65,000	67,275
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	120,000	125,400
Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	70,000	70,175
Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	753,934
Viacom Inc., Sr. Unsec. Global Notes,
4.25%, 09/01/23	1,205,000	1,190,150
5.85%, 09/01/43	635,000	643,709
		2,909,863

	Principal Amount	Value
Multi-Line Insurance–1.71%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	$1,055,000	$1,357,372
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,000	2,043
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	582,000	575,059
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	36,000	41,040
Liberty Mutual Group Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	100,000	113,500
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	740,000	714,189
Trinity Acquisition PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/43	1,076,000	1,051,785
		3,854,988

Multi-Sector Holdings–0.27%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 3.85%, 09/01/23	605,000	600,359

Multi-Utilities–0.37%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	800,000	842,168

Office REIT’s–0.71%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,602,731

Office Services & Supplies–0.85%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	5,000	5,369
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,901,835
		1,907,204

Oil & Gas Drilling–0.07%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	16,000	17,180
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	40,000	39,700
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	90,000	94,725
		151,605

Oil & Gas Equipment & Services–0.13%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	35,000	36,487
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	120,000	121,500
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	20,000	19,375
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	91,000	92,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$13,000	$12,903
		282,857

Oil & Gas Exploration & Production–2.71%
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	620,000	594,023
Berry Petroleum Co., Sr. Unsec. Notes,
6.38%, 09/15/22	40,000	40,000
6.75%, 11/01/20	35,000	36,050
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	95,000	97,137
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes,
7.63%, 11/15/22	45,000	45,675
8.25%, 09/01/21	85,000	89,462
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	27,188
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	102,000	109,777
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	120,000	122,400
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	361,180
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	945,000	1,039,532
Endeavor Energy Resources, L.P./EER Finance, Inc., Sr. Unsec. Notes, 7.00%, 08/15/21(b)	83,000	82,170
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	41,000	41,205
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	84,000	82,740
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	127,000	127,635
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	16,000	15,920
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,520
Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	22,000	21,120
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes,
6.38%, 01/30/23(b)	51,000	51,128
6.50%, 03/15/21(b)	5,000	5,125
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	94,000	91,180
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes,
3.50%, 02/06/17	735,000	734,337
5.75%, 01/20/20	410,000	417,944
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	630,000	665,857

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
QEP Resources Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/23	$25,000	$23,625
Sr. Unsec. Notes,
5.38%, 10/01/22	53,000	51,145
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	12,000	11,775
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	110,000	110,000
SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	30,000	31,800
6.63%, 02/15/19	120,000	125,700
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	800,000	787,357
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	35,000	35,175
		6,083,882

Oil & Gas Refining & Marketing–0.23%
CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Notes, 6.50%, 11/01/22(b)	131,000	126,742
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	23,000	25,588
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	325,000	353,864
		506,194

Oil & Gas Storage & Transportation–3.29%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	90,000	92,700
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes,
5.88%, 08/01/23(b)	20,000	18,850
6.63%, 10/01/20(b)	55,000	55,550
6.63%, 10/01/20(b)	20,000	20,200
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	46,000	47,495
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	68,000	68,510
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	365,000	322,652
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	63,000	68,827
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	690,000	702,731
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,250,000	1,452,512
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	72,000	71,820
Kinder Morgan Energy Partners, L.P.,
Sr. Unsec. Notes,
4.15%, 02/01/24	826,000	815,441
5.00%, 03/01/43	2,704,000	2,529,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
5.50%, 02/15/23	$25,000	$24,688
6.50%, 08/15/21	55,000	58,781
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	37,000	34,965
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	225,000	271,210
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.38%, 08/01/22	11,000	11,440
6.88%, 02/01/21	95,000	101,175
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	40,000	43,400
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes,
5.88%, 10/01/20(b)	25,000	25,063
6.13%, 10/15/21(b)	19,000	19,048
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	455,000	546,913
		7,403,024

Other Diversified Financial Services–2.36%
Bank of America Corp.,
Sr. Unsec. Global Notes, 4.10%, 07/24/23	400,000	392,445
Sr. Unsec. Medium-Term Notes, 3.30%, 01/11/23	153,000	140,911
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	809,105
Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(c)	750,000	718,125
ING US Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/22	905,000	965,951
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00%(c)	1,345,000	1,284,475
Merrill Lynch & Co., Inc., Unsec. Sub. Global Notes, 7.75%, 05/14/38	765,000	924,067
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	70,000	72,100
		5,307,179

Packaged Foods & Meats–2.33%
Mondelez International Inc.,
Sr. Unsec. Global Notes,
6.50%, 02/09/40	2,079,000	2,453,711
6.88%, 02/01/38	1,255,000	1,515,383
Sr. Unsec. Notes,
6.88%, 01/26/39	850,000	1,028,407
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	90,000	95,400
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	55,000	58,988

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Sun Merger Sub, Inc., Sr. Unsec. Notes,
5.25%, 08/01/18(b)	$17,000	$17,085
5.88%, 08/01/21(b)	17,000	17,000
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	45,000	46,575
		5,232,549

Paper Packaging–0.18%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	45,000	47,813
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	370,000	355,744
		403,557

Paper Products–0.70%
International Paper Co., Sr. Unsec. Global Notes,
4.75%, 02/15/22	280,000	293,824
6.00%, 11/15/41	1,040,000	1,130,840
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	13,000	12,415
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	75,000	75,187
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	50,000	50,313
		1,562,579

Personal Products–0.60%
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	805,000	802,370
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	610,000	527,633
First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	9,000	8,347
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	12,000	11,550
		1,349,900

Pharmaceuticals–2.53%
AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	2,982,000	2,776,579
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	700,000	689,051
Teva Pharmaceutical Finance IV LLC (Israel), Sr. Unsec. Gtd. Global Notes, 2.25%, 03/18/20	665,000	624,225
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	105,000	107,100
Sr. Unsec. Notes,
6.75%, 08/15/18(b)	35,000	37,100
7.50%, 07/15/21(b)	35,000	37,712
Zoetis Inc., Sr. Unsec. Notes,
3.25%, 02/01/23(b)	485,000	458,408
4.70%, 02/01/43(b)	1,011,000	950,713
		5,680,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–1.88%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	$1,435,000	$1,420,650
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19(d)	1,100,000	1,336,382
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	722,492
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	710,000	741,899
		4,221,423

Railroads–1.16%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	1,705,000	1,727,680
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	770,000	878,792
		2,606,472

Real Estate Services–0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	32,000	34,080

Regional Banks–1.87%
Fifth Third Bancorp,
Sr. Unsec. Notes, 3.50%, 03/15/22	750,000	733,662
Unsec. Sub. Notes, 4.50%, 06/01/18	580,000	618,829
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	340,000	390,274
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,151,445
PNC Bank N.A., Sub. Notes, 2.70%, 11/01/22	1,015,000	915,271
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	161,142
Synovus Financial Corp.,
Sr. Unsec. Global Notes, 7.88%, 02/15/19	35,000	40,513
Unsec. Sub. Global Notes, 5.13%, 06/15/17	130,000	132,925
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(c)	80,000	70,600
		4,214,661

Research & Consulting Services–0.53%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	60,000	63,750
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	1,000,000	1,125,580
		1,189,330

Residential REIT’s–0.40%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	940,000	889,702

Retail REIT’s–1.03%
Realty Income Corp., Sr. Unsec. Notes,
2.00%, 01/31/18	935,000	906,816
3.25%, 10/15/22	600,000	545,546
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	290,000	277,214

	Principal Amount	Value
Retail REIT’s–(continued)
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	$500,000	$594,842
		2,324,418

Semiconductor Equipment–0.08%
Amkor Technology Inc.,
Sr. Unsec. Global Notes, 6.63%, 06/01/21	170,000	168,087
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	10,000	10,550
		178,637

Semiconductors–0.07%
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	125,000	130,312
10.75%, 08/01/20	30,000	33,150
		163,462

Specialized Finance–3.69%
Air Lease Corp.,
Sr. Unsec. Global Notes, 5.63%, 04/01/17	80,000	85,920
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	68,000	67,830
Aircastle Ltd., Sr. Unsec. Global Notes,
6.25%, 12/01/19	10,000	10,475
6.75%, 04/15/17	110,000	116,875
7.63%, 04/15/20	85,000	94,563
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/22	55,000	52,113
5.25%, 03/15/18	95,000	98,325
Sr. Unsec. Notes,
5.50%, 02/15/19(b)	165,000	169,950
International Lease Finance Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	2,970,000	3,098,081
Sr. Unsec. Global Notes,
4.88%, 04/01/15	500,000	514,687
5.88%, 04/01/19	540,000	549,112
5.88%, 08/15/22	85,000	82,928
8.75%, 03/15/17	40,000	45,260
Sr. Unsec. Notes,
8.25%, 12/15/20	295,000	329,663
Moody’s Corp.,
Sr. Unsec. Global Notes, 4.88%, 02/15/24	1,855,000	1,834,253
Sr. Unsec. Notes, 5.50%, 09/01/20	1,080,000	1,157,286
		8,307,321

Specialized REIT’s–3.02%
American Tower Corp., Sr. Unsec. Global Notes,
3.50%, 01/31/23	500,000	449,319
4.63%, 04/01/15	820,000	858,157
Sr. Unsec. Notes,
4.50%, 01/15/18	1,115,000	1,176,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Bond Fund

	Principal Amount	Value
Specialized REIT’s–(continued)
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	$1,250,000	$1,409,318
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	277,746
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	45,000	47,925
RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 04/15/21(b)	80,000	74,800
Senior Housing Properties Trust, Sr. Unsec. Notes,
4.30%, 01/15/16	1,755,000	1,818,619
6.75%, 12/15/21	500,000	551,562
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	130,000	129,968
		6,794,232

Specialty Chemicals–0.10%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	35,000	34,825
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	58,000	61,915
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	30,000	28,800
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	75,000	72,375
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	35,000	37,012
		234,927

Steel–0.80%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
10.35%, 06/01/19	770,000	913,319
Sr. Unsec. Global Notes,
6.75%, 02/25/22	20,000	20,437
7.25%, 03/01/41	135,000	122,394
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	14,000	12,600
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	65,000	68,087
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	96,000	100,080
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22	35,000	35,175
Sr. Unsec. Notes,
7.00%, 02/01/18	40,000	42,300
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	580,000	485,905
		1,800,297

	Principal Amount	Value
Technology Distributors–0.00%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	$10,000	$10,375

Tires & Rubber–0.03%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	52,250
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	15,000	15,188
		67,438

Tobacco–0.64%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes,
4.75%, 05/05/21	935,000	989,509
9.70%, 11/10/18	340,000	445,480
		1,434,989

Trading Companies & Distributors–0.01%
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes,
5.75%, 07/15/18	5,000	5,363
Sr. Unsec. Global Notes, 8.25%, 02/01/21	25,000	27,687
		33,050

Trucking–0.98%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	50,000	54,687
9.75%, 03/15/20	35,000	40,294
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	100,000	107,125
7.38%, 01/15/21	55,000	59,606
Penske Truck Leasing Co. L.P./PTL Finance Corp., Sr. Unsec. Notes, 4.25%, 01/17/23(b)	2,000,000	1,933,315
		2,195,027

Wireless Telecommunication Services–1.67%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/42	620,000	487,992
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	565,000	586,072
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	211,000	240,804
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,215,000	1,265,116
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.25%, 04/01/21(b)	85,000	85,213
6.63%, 11/15/20	125,000	130,625
6.63%, 04/01/23(b)	50,000	49,875
7.88%, 09/01/18	35,000	38,063
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	50,000	49,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	$130,000	$117,975
6.90%, 05/01/19	75,000	77,625
Sprint Communications Inc., Sr. Unsec. Global Notes,
6.00%, 11/15/22	215,000	201,562
7.00%, 08/15/20	25,000	25,938
11.50%, 11/15/21	15,000	19,725
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	60,000	64,800
9.00%, 11/15/18(b)	45,000	52,875
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	250,000	262,500
		3,756,135
Total U.S. Dollar Denominated Bonds and Notes (Cost $198,406,195)		202,421,128

U.S. Treasury Securities–5.67%
U.S. Treasury Bills–0.13%
0.08%, 05/01/14(e)(f)	50,000	49,977
0.09%, 05/01/14(e)(f)	50,000	49,977
0.11%, 05/01/14(e)(f)	200,000	199,906
		299,860

U.S. Treasury Notes–4.15%
1.38%, 07/31/18	3,059,000	3,026,378
2.50%, 08/15/23	6,471,000	6,316,670
		9,343,048

U.S. Treasury Bonds–1.39%
2.88%, 05/15/43	3,684,000	3,117,169
Total U.S. Treasury Securities (Cost $12,684,706)		12,760,077

	Shares
Preferred Stocks–1.80%
Consumer Finance–0.00%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	7	6,551

Diversified Banks–1.03%
CoBank ACB, Series F, 6.25% Pfd.(b)	10,000	1,022,188
Royal Bank of Scotland Group PLC (The), Series T, (United Kingdom) 7.25% Jr. Sub. Pfd.	3,080	70,655
Wells Fargo & Co., 5.85% Pfd.	50,000	1,208,000
		2,300,843

Investment Banking & Brokerage–0.20%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	453,000

Multi-Line Insurance–0.05%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,135	115,077

	Shares	Value
Office REIT’s–0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	560	$13,591

Regional Banks–0.35%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	765,300
Zions Bancorp., Series H,, 5.75% Pfd.	1,000	21,930
		787,230

Reinsurance–0.15%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	14,000	336,840

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	420	24,654
Total Preferred Stocks (Cost $4,082,391)		4,037,786

	Principal Amount
Municipal Obligations–0.37%
Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20	$ 570,000	527,113
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	300,000	313,749
Total Municipal Obligations (Cost $889,500)		840,862

Non-U.S. Dollar Denominated Bonds & Notes–0.28%(g)
Broadcasting–0.06%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR 100,000	140,090

Casinos & Gaming–0.05%
Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR 65,000	43,431
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD 70,000	67,953
		111,384

Construction Materials–0.07%
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR 100,000	148,184

Food Distributors–0.07%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP 100,000	162,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Bond Fund

	Principal Amount	Value
Leisure Facilities–0.03%
Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR 50,000	$67,402
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $637,176)		629,391

	Shares
Common Stocks–0.01%
Paper Products–0.01%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $38,584)(b)(h)	180	14,400
TOTAL INVESTMENTS–98.16% (Cost $216,738,552)		220,703,644
OTHER ASSETS LESS LIABILITIES–1.84%		4,143,493
NET ASSETS–100.00%		$224,847,137

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred

PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $52,325,947, which represented 23.27% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2013.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	Non-income producing security acquired as part of the New Page Corp. bankruptcy reorganization.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2013

U.S. Dollar Denominated Bonds and Notes	90.0%
U.S. Treasury Securities	5.7
Preferred Stocks	1.8
Municipal Obligations	0.4
Non-U.S. Dollar Denominated Bonds & Notes	0.3
Common Stocks	0.0
Other Assets Less Liabilities	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $216,738,552)	$220,703,644
Foreign currencies, at value (Cost $14,448)	14,299
Receivable for:
Investments sold	1,692,925
Dividends and interest	2,769,356
Principal paydowns	2,145
Premiums paid on swap agreements	149,538
Other assets	8,381
Total assets	225,340,288

Liabilities:
Payable for:
Investments purchased	64,882
Amount due custodian	153,855
Dividends	34,565
Foreign currency contracts outstanding	340
Swap agreements	5,069
Variation margin	6,515
Accrued fees to affiliates	37
Accrued trustees’ and officers’ fees and benefits	2,640
Accrued other operating expenses	58,696
Unrealized depreciation on swap agreements	166,552
Total liabilities	493,151
Net assets applicable to shares outstanding	$224,847,137

Net assets consist of:
Shares of beneficial interest	$218,878,358
Undistributed net investment income	(1,442,296)
Undistributed net realized gain	3,677,476
Unrealized appreciation	3,733,599
$224,847,137

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Shares outstanding	11,377,069
Net asset value per share	$19.76
Market value per share	$17.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $35)	$5,453,547
Dividends	97,025
Dividends from affiliated money market funds	11
Total investment income	5,550,583

Expenses:
Advisory fees	493,503
Administrative services fees	27,025
Custodian fees	43,534
Transfer agent fees	34,908
Trustees’ and officers’ fees and benefits	9,564
Professional services fees	51,729
Other	53,442
Net expenses	713,705
Net investment income	4,836,878

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,004,742
Foreign currencies	812
Foreign currency contracts	19,876
Futures contracts	(41,013)
Swap agreements	(31,468)
1,952,949
Change in net unrealized appreciation (depreciation) of:
Investment securities	(14,477,682)
Foreign currencies	74
Foreign currency contracts	(21,930)
Futures contracts	(65,825)
Swap agreements	3,222
(14,562,141)
Net realized and unrealized gain (loss)	(12,609,192)
Net increase (decrease) in net assets resulting from operations	$(7,772,314)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$4,836,878	$9,799,638
Net realized gain	1,952,949	6,763,664
Change in net unrealized appreciation (depreciation)	(14,562,141)	3,572,593
Net increase (decrease) in net assets resulting from operations	(7,772,314)	20,135,895
Distributions to shareholders from net investment income	(5,142,445)	(10,735,261)
Distributions to shareholders from net realized gains	—	(6,425,525)
Increase from transactions in shares of beneficial interest	—	564,677
Net increase (decrease) in net assets	(12,914,759)	3,539,786

Net assets:
Beginning of period	237,761,896	234,222,110
End of period (includes undistributed net investment income of $(1,442,296) and $(1,136,729), respectively)	$224,847,137	$237,761,896

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Bond Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek interest income while conserving capital.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the

20                         Invesco Bond Fund

independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

21                         Invesco Bond Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

I.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

22                         Invesco Bond Fund

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

L.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Over $500 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

23                         Invesco Bond Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,009,048	$1,043,138	$—	$4,052,186
U.S. Treasury Securities	—	12,760,077	—	12,760,077
Corporate Debt Securities	—	202,421,128	—	202,421,128
Foreign Debt Securities	—	629,391	—	629,391
Municipal Obligations	—	840,862	—	840,862
	3,009,048	217,694,596	—	220,703,644
Foreign Currency Contracts*	—	(340)	—	(340)
Futures*	(64,514)	—	—	(64,514)
Swap Agreements*	—	(166,552)	—	(166,552)
Total Investments	$2,944,534	$217,527,704	$—	$220,472,238

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$10,690	$(75,204)
Credit risk
Swap agreements(b)	—	(166,552)
Currency risk
Foreign currency contracts(c)	$1,310	$(1,650)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$—	$(31,468)
Currency risk	—	19,876	—
Interest rate risk	(41,013)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$3,222
Currency risk	—	(21,930)	—
Interest rate risk	(65,825)	—	—
Total	$(106,838)	$(2,054)	$(28,246)

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $22,741,410, $627,397 and $2,500,000, respectively.

24                         Invesco Bond Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	24	December-2013	$3,405,000	$(41,043)
U.S. Treasury 5 Year Notes	66	December-2013	7,898,859	10,690
Subtotal				$(30,353)

Short Contracts
U.S. Treasury 10 Year Notes	136	December-2013	$(16,902,250)	$(34,161)
Total				$(64,514)

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/09/13	Morgan Stanley	EUR	298,000	USD	395,311	$394,001	$1,310
12/09/13	RBC Dain Rauscher	GBP	100,000	USD	153,200	154,850	(1,650)
							$(340)

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.82%	$2,500,000	$149,538	$(166,552)

(a)	Implied credit spreads represent the current level as of August 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$10,690	$(10,690)	$—	$—	$—	$—
Morgan Stanley & Co., Inc.	1,310	—	1,310	—	—	1,310
Total	$12,000	$(10,690)	$1,310	$—	$—	$1,310

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$166,552	$—	$166,552	$—	$—	$166,552
Goldman Sachs & Co.	75,204	(10,690)	64,514	(64,514)	—	—
RBC Capital Markets Corp.	1,650	—	1,650	—	—	1,650
Total	$243,406	$(10,690)	$232,716	$(64,514)	$—	$168,202

25                         Invesco Bond Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

During the six months ended August 31, 2013, the Fund paid legal fees of $18,870 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Fund. A trustee of the Fund is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $84,525,056 and $108,411,870, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $39,454,608 and $27,049,641, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,051,706
Aggregate unrealized (depreciation) of investment securities	(5,232,292)
Net unrealized appreciation of investment securities	$2,819,414

Cost of investments for tax purposes is $217,884,230.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	11,377,069	11,350,334
Shares issued through reinvestment	—	26,735
Ending shares	11,377,069	11,377,069

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.0740	September 13, 2013	September 30, 2013
October 1, 2013	0.0740	October 11, 2013	October 31, 2013

26                         Invesco Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Eight months ended February 28,		Years ended June 30,
	2013		2013	2012	2011		2010	2009	2008
Net asset value, beginning of period	$20.90		$20.64	$20.10	$19.73		$17.94	$18.33	$18.70
Net investment income(a)	0.43		0.86	0.90	0.62		1.04	0.95	0.92
Net gains (losses) on securities (both realized and unrealized)	(1.12)		0.91	1.01	0.41		1.78	(0.22)	(0.37)
Total from investment operations	(0.69)		1.77	1.91	1.03		2.82	0.73	0.55
Less distributions from:
Net investment income	(0.45)		(0.95)	(0.96)	(0.66)		(1.03)	(1.12)	(0.92)
Net realized gains	—		(0.56)	(0.41)	—		—	—	–
Total distributions	(0.45)		(1.51)	(1.37)	(0.66)		(1.03)	(1.12)	(0.92)
Net asset value, end of period	$19.76		$20.90	$20.64	$20.10		$19.73	$17.94	$18.33
Market value, end of period	$17.37		$20.62	$20.85	$18.30		$19.65	$17.12	$16.62
Total return at net asset value(b)	(3.14)%		8.77%	10.05%	5.35%
Total return at market value(c)	(13.70)%		6.23%	22.13%	(3.69)%		21.02%	10.29%	4.17%
Net assets, end of period (000’s omitted)	$224,847		$237,762	$234,222	$227,798		$223,606	$202,986	$207,338
Portfolio turnover rate(d)	52%		70%	72%	79%		77%	59%	111%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.61	%(e)	0.56%	0.57%	0.52	%(f)
Without fee waivers and/or expense reimbursements	0.61	%(e)	0.56%	0.57%	0.53	%(f)	0.59%	0.58%	0.61%
Ratio of net investment income to average net assets	4.11	%(e)	4.11%	4.43%	4.61	%(f)	5.40%	5.54%	4.82%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $233,086.
(f)	Annualized.

27                         Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Bond Fund (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one, third and five year periods and the second quintile for the two and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board also considered the additional resources that Invesco Advisers had devoted to

28                         Invesco Bond Fund

further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

29                         Invesco Bond Fund

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect three Class III Trustees by the holders of Common Shares of the Fund, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	R. Craig Kennedy	9,716,573	435,035	6,960
	Colin D. Meadows	9,716,374	435,234	6,960
	Hugo F. Sonnenschein	9,709,511	442,097	6,960

30                         Invesco Bond Fund

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file numbers: 811-02090                 VK-CE-BOND-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.